Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares Value
Common Stocks – 81.5%
Basic Materials – 2.2%
Albemarle Corp. .............................................................. 44 $ 11,635
BHP Group Ltd., ADR .......................................................... 245 12,260
Glencore PLC, ADR ........................................................... 1,205 12,628
Rio Tinto PLC, ADR ............................................................ 226 12,444
Sociedad Quimica y Minera de Chile SA, ADR ...................................... 126 11,435
Talon Metals Corp.* ............................................................ 34,282 12,044
Vale SA, ADR ................................................................ 914 12,175
84,621
Communications – 15.5%
Alphabet, Inc., Class C*(a) ...................................................... 1,927 185,281
Amazon.com, Inc.*(a) .......................................................... 1,866 210,858
Cisco Systems, Inc. ............................................................ 1,150 46,000
Meta Platforms, Inc., Class A* ................................................... 592 80,323
Netflix, Inc.* .................................................................. 39 9,182
Okta, Inc.* ................................................................... 55 3,128
Palo Alto Networks, Inc.* ........................................................ 72 11,793
VeriSign, Inc.* ................................................................ 249 43,251
Walt Disney Co. (The)* ......................................................... 89 8,395
598,211
Consumer, Cyclical – 15.3%
Aurora Innovation, Inc.* ......................................................... 7,803 17,245
BYD Co. Ltd., ADR ............................................................ 293 14,401
Costco Wholesale Corp. ........................................................ 25 11,807
Lucid Group, Inc.* ............................................................. 1,059 14,794
NIO, Inc., ADR* ............................................................... 1,072 16,905
Rivian Automotive, Inc., Class A* ................................................. 595 19,581
Sonder Holdings, Inc.* ......................................................... 130,349 216,379
Tesla, Inc.*(a) ................................................................ 1,047 277,717
588,829
Consumer, Non-cyclical – 3.7%
Amgen, Inc. .................................................................. 51 11,496
Automatic Data Processing, Inc.(a) ............................................... 369 83,464
Coca-Cola Co. (The) ........................................................... 201 11,260
PayPal Holdings, Inc.* .......................................................... 305 26,251
PepsiCo, Inc. ................................................................. 70 11,428
143,899
Industrial – 2.5%
Camtek Ltd.* ................................................................. 498 11,539
Deere & Co. .................................................................. 177 59,098
FANUC Corp., ADR ............................................................ 857 11,998
KUKA AG, ADR ............................................................... 167 13,545
96,180
Technology – 42.3%
Adobe, Inc.* .................................................................. 167 45,958
Advanced Micro Devices, Inc.* ................................................... 568 35,989
Amkor Technology, Inc. ......................................................... 639 10,895
Analog Devices, Inc. ........................................................... 412 57,408
ANSYS, Inc.* ................................................................. 25 5,543
Apple, Inc.(a) ................................................................. 2,528 349,370

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
Shares Value
Common Stocks (continued)
Technology (continued)
Applied Materials, Inc. .......................................................... 280 $ 22,940
ASML Holding NV ............................................................. 27 11,214
Atlassian Corp. PLC, Class A* ................................................... 27 5,686
Autodesk, Inc.* ............................................................... 63 11,768
Broadcom, Inc.(a) ............................................................. 245 108,783
Cadence Design Systems, Inc.* .................................................. 268 43,799
Cognizant Technology Solutions Corp., Class A ...................................... 745 42,793
Crowdstrike Holdings, Inc., Class A* ............................................... 55 9,065
Datadog, Inc., Class A* ......................................................... 67 5,948
DocuSign, Inc.* ............................................................... 56 2,994
Fiserv, Inc.* .................................................................. 605 56,610
Fortinet, Inc.* ................................................................. 240 11,791
GLOBALFOUNDRIES, Inc.*(a) ................................................... 268 12,958
Intel Corp. ................................................................... 1,510 38,913
Intuit, Inc. .................................................................... 81 31,373
KLA Corp. ................................................................... 48 14,526
Lam Research Corp. ........................................................... 47 17,202
Marvell Technology, Inc. ........................................................ 271 11,629
Microchip Technology, Inc. ...................................................... 142 8,666
Micron Technology, Inc. ......................................................... 356 17,836
Microsoft Corp.(a) ............................................................. 1,346 313,483
NVIDIA Corp. ................................................................. 757 91,892
NXP Semiconductors NV ....................................................... 76 11,211
Paychex, Inc. ................................................................. 383 42,976
QWALCOMM, Inc. ............................................................. 340 38,413
Skyworks Solutions, Inc. ........................................................ 31 2,643
Splunk, Inc.* ................................................................. 37 2,782
Synopsys, Inc.* ............................................................... 48 14,665
Texas Instruments, Inc. ......................................................... 616 95,345
Workday, Inc., Class A* ......................................................... 59 8,981
Zoom Video Communications, Inc., Class A* ........................................ 78 5,740
Zscaler, Inc.* ................................................................. 36 5,917
1,625,705
Total Common Stocks (Cost $3,432,986) ......................................................... 3,137,445
Number of
Contracts Notional Amount
Purchased Options – 37.9%
Calls – Exchange-Traded – 20.5%
Amazon.com Inc., October Strike Price $119, Expires 10/14/22 ........... 166 $ 1,975,400 29,963
Apple Inc., October Strike Price $148, Expires 10/14/22 ................. 358 5,298,400 39,917
S&P 500 Index, September Strike Price $4,080, Expires 9/30/22 .......... 13 5,304,000 65
Tesla, Inc., October Strike Price $295, Expires 10/07/22 ................. 3,144 92,748,000 490,464
Tesla, Inc., June Strike Price $327, Expires 6/16/23 .................... 8 261,336 27,840
Tesla, Inc., January Strike Price $417, Expires 1/19/24 .................. 23 958,341 79,465
Tesla, Inc., June Strike Price $667, Expires 6/21/24 .................... 66 4,400,022 121,935
789,649

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
3
Number of
Contracts Notional Amount Value
Purchased Options – 37.9% (continued)
Puts – Exchange-Traded – 17.4%
S&P 500 Index, October Strike Price $3,620, Expires 10/07/22 ........... 61 $ 22,082,000 $ 431,270
S&P 500 Index, October Strike Price $3,300, Expires 10/21/22 ........... 112 36,960,000 235,760
667,030
Total Purchased Options (Cost $1,840,159) ......................................................... 1,456,679
Shares
Money Market Funds – 6.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(b)
(Cost $242,281) ............................................................. 242,281 242,281
Total Investments – 125.7%
(Cost $5,515,426) ........................................................................... $ 4,836,405
Liabilities in Excess of Other Assets – (25.7)% ...................................................... (988,839)
Net Assets – 100.0% .......................................................................... $ 3,847,566
Number of
Contracts Notional Amount
Written Options – (22.7)%
Calls – Exchange-Traded – (10.7)%
Tesla, Inc., October Strike Price $298, Expires 10/07/22 ................. (3,144) $ (93,534,000) $ (411,864)
Puts – Exchange-Traded – (12.0)%
S&P 500 Index, October Strike Price $3,600, Expires 10/07/22 ........... (61) (21,960,000) (368,135)
S&P 500 Index, October Strike Price $3,100, Expires 10/21/22 ........... (112) (34,720,000) (92,960)
(461,095)
Total Written Options (Premiums Received $1,147,114) ............................................... $ (872,959)
* Non Income Producing
(a) Securities with an aggregate market value of $760,718 have been pledged as collateral for options as of September 30, 2022.
(b) Rate shown reflects the 7-day yield as of September 30, 2022.
ADR : American Depositary Receipt
Summary of Investment Type
Industry
% of Net
Assets
Common Stocks ................................................................................. 81.5%
Purchased Options ............................................................................... 37.9%
Money Market Funds ............................................................................. 6.3%
Total Investments ................................................................................ 125.7%
Liabilities in Excess of Other Assets .................................................................. (25.7)%
Net Assets ..................................................................................... 100.0%